Note 1 - Organization and Operations (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 02, 2017	Nov. 12, 2015	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Cash, Cash Equivalents, and Short-term Investments, Total				$ 21,900,000		$ 9,300,000
Retained Earnings (Accumulated Deficit), Ending Balance				$ (210,470,000)	$ (189,741,000)	$ (223,852,000)
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001
Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	22,000
Payments of Stock Issuance Costs	$ 500,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001			$ 0.001	$ 0.001
Shares Issued, Price Per Share	$ 1,000
Proceeds from Issuance of Convertible Preferred Stock	$ 22,000,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			1,494,579	1,494,579	896,811
Sales Agreement [Member] | Cowen and Company, LLC [Member] | Common Stock [Member]
Sale of Stock, Maximum Value of Stock Offered		$ 40,000,000
Sale of Stock, Commission to Sales Agent, Percentage				3.00%
Stock Issued During Period, Shares, New Issues					896,811
Proceeds from Issuance of Common Stock					$ 1,400,000
Payments of Stock Issuance Costs					$ 100,000
Sales Agreement [Member] | New Leaf Venture Partners LLC [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues				1,494,579
Proceeds from Issuance of Common Stock				$ 3,000,000
Payments of Stock Issuance Costs				$ 46,000